Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Disclosure of Standardized Measure of Discounted Future Net Cash Flows (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Future Net Cash Flows Relating To Proved Oil And Gas Reserves [Abstract]
Future cash inflows	$ 269,489	$ 228,196	$ 325,052
Future production costs (excluding profit taxes)	(114,369)	(87,942)	(99,948)
Future development costs	(26,229)	(25,515)	(32,560)
Future cash flows before tax	128,891	114,738	192,544
Future production and excess gains taxes	(129,377)	(108,960)	(167,056)
Future net cash flows	(487)	5,779	25,488
Effect of discounting net cash flows by 10%	(4,600)	(937)	(9,946)
Standardized measure of discounted future net cash flows	$ 4,113	$ 4,841	$ 15,541	$ 44,661